SHAREHOLDER’S EQUITY - Schedule of Nonvested Share Activity (Details) - Restricted Stock - shares	Sep. 30, 2024	Jul. 09, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Converted upon Spin-Off (in shares)	88,685	88,685
Granted (in shares)	36,363
Vested (in shares)	(805)
Forfeited (in shares)	0
Balance (in shares)	124,243	88,685